Average Annual Total Returns (Total Stock Market Index Portfolio Annuity)	Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014	S&P Total Market Index Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014	Spliced Total Market Index Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.29%	12.47%	12.46%	12.46%
Five Years	15.50%	15.72%	15.64%	15.64%
Ten Years	7.87%	8.09%	none	7.95%